SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | AUGUST 31, 2019 (UNAUDITED)

	Shares	Market Value
Master Limited Partnership - Common Stocks 66.91%

Oil & Gas Equipment & Services 3.54%
USA Compression Partners LP	855,020	$14,492,589

Oil & Gas Exploration & Production 4.88%
Black Stone Minerals LP	454,099	6,466,370
Viper Energy Partners LP	467,457	13,542,229
		20,008,599
Oil & Gas Storage & Transportation 58.49%
BP Midstream Partners LP	155,696	2,313,643
Buckeye Partners LP	130,737	5,364,139
Cheniere Energy Partners LP	492,531	21,587,634
CNX Midstream Partners LP	482,715	6,830,417
Crestwood Equity Partners LP	401,784	14,689,223
DCP Midstream LP	181,030	4,409,891
Enable Midstream Partners LP	583,808	7,355,981
Energy Transfer Equity LP	1,190,370	16,200,936
Enterprise Products Partners LP	679,874	19,383,208
EQT Midstream Partners LP	179,153	5,422,961
Genesis Energy LP	224,442	4,654,927
Global Partners LP	94,897	1,785,961
Golar LNG Partners LP	102,363	1,004,181
Hess Midstream Partners LP	245,537	4,662,748
Holly Energy Partners LP	134,569	3,626,635
Magellan Midstream Partners LP	260,750	17,386,810
MPLX LP	800,297	22,336,289
NGL Energy Partners LP	144,808	1,953,460
Noble Midstream Partners LP	228,419	5,557,434
PBF Logistics LP	120,800	2,512,640
Phillips 66 Partners LP	326,739	17,960,843
Plains All American Pipeline LP	475,099	10,181,372
Shell Midstream Partners LP	643,553	12,362,653
Sprague Resources LP	185,426	2,987,213
Sunoco LP	203,429	6,381,568
Tallgrass Energy LP	236,087	4,622,583

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | AUGUST 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
TC PipeLines LP	70,169	$2,747,116
Teekay LNG Partners LP	197,801	2,872,070
Western Midstream Partners LP	440,756	10,155,018
		239,309,554
Total Master Limited Partnership - Common Stocks (Cost $267,587,552)		273,810,742

Common Stocks 32.15%

Gas Utilities 1.58%
UGI Corporation	132,822	6,464,449

Integrated Oil & Gas 3.93%
Chevron Corporation	80,705	9,500,593
Exxon Mobil Corporation	64,180	4,395,046
Occidental Petroleum Corporation	49,885	2,169,000
		16,064,639
Multi-Utilities 1.50%
Dominion Energy, Inc.	79,322	6,157,767

Oil & Gas Exploration & Production 1.08%
Marathon Oil Corporation	178,333	2,111,463
Parsley Energy, Inc., Class A(a)	127,050	2,275,466
		4,386,929
Oil & Gas Refining & Marketing 4.98%
Marathon Petroleum Corporation	116,951	5,755,159
Phillips 66	74,392	7,337,283
Valero Energy Corporation	96,694	7,279,124
		20,371,566
Oil & Gas Storage & Transportation 19.08%
Antero Midstream Corporation	684,914	4,869,739
Cheniere Energy, Inc.(a)	26,120	1,559,625

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | AUGUST 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Enbridge, Inc.	359,777	$12,038,138
EnLink Midstream, LLC	547,476	4,346,959
Kinder Morgan, Inc.	943,657	19,127,927
ONEOK, Inc.	210,698	15,018,554
Plains GP Holdings, LP, Class A	62,500	1,370,000
Targa Resources Corporation	200,595	7,245,491
TC Energy Corporation	22,500	1,152,900
Williams Companies, Inc. (The)	479,702	11,320,967
		78,050,300
Total Common Stocks (Cost $138,548,542)		131,495,650

Money Market Funds 1.99%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 1.99%(b)	8,135,802	8,135,802

Total Money Market Funds (Cost $8,135,802)		8,135,802

Total Investments — 101.05% (Cost $414,271,896)		413,442,194
Liabilities in Excess of Other Assets — (1.05)%		(4,286,098)
NET ASSETS - 100.00%		$409,156,096

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At August 31, 2019, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$94,205,815
Gross unrealized depreciation	(35,462,567)
Net unrealized appreciation	$58,743,248

Aggregate cost of securities for income tax purposes	$354,698,946

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2019 (UNAUDITED)

The Spirit of America Energy Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A.	Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2019 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of August 31, 2019 is as follows:

	Value Inputs
	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investment Securities:
Master Limited Partnership - Common Stocks	$273,810,742	$-	$-	$273,810,742
Common Stocks	131,495,650	-	-	131,495,650
Money Market Funds	8,135,802	-	-	8,135,802
Total Investment Securities	$413,442,194	$-	$-	$413,442,194

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.